NOTE 22. VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 22. VARIABLE INTEREST ENTITIES

On November 26, 2008, through the Company’s wholly owned subsidiary, Chuanglian, the Company executed a series of contractual arrangements with the Auto Kaiyuan Companies and their shareholder, as the Enterprise Agreements. Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholder, and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered VIEs and the Company was the primary beneficiary. The Company’s relationships with the Auto Kaiyuan Companies and their shareholder were governed by the Enterprise Agreements between Chuanglian and each of the Auto Kaiyuan Companies, which were the operating companies (the “Operating Companies”) of the Company in the PRC.

In January 2013, the Company has further amended the Enterprise Agreements with Kaiyuan Auto Trade and Kaiyuan Logistics and their shareholder, Hebei Kaiyuan. Under the amendment, Hebei Kaiyuan transferred its entire equity interests held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment. Thereafter, Hebei Shengrong Investment became the shareholder of these two VIEs. The rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged.

Details of the Enterprise Agreements are as follows:

Assignment of Voting Rights

The shareholder of the Auto Kaiyuan Companies irrevocably agreed to assign all of its voting rights to the Company for all business resolutions. As a result, the Company has direct control of the Board of Directors and has authority to appoint the majority of the Board of Directors which makes it the primary controlling shareholder of the Auto Kaiyuan Companies.

Management and Operating Agreement

The Company is engaged to exclusively manage and operate the sales and service of the Operating Companies held by the Auto Kaiyuan Companies, including the development of sales and marketing strategy, management of customer services, daily operations, financial management, employment issues and all other related operating and consulting services. Furthermore, the Auto Kaiyuan Companies agree that without the prior consent of the Company, the Auto Kaiyuan Companies will not engage in any transactions that could materially affect their respective assets, liabilities, rights or operations, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of their assets or intellectual property rights in favor of a third party or transfer of any agreements relating to their business operation to any third party. The management and operating agreement was entered on November 26, 2008 and amended on December 14, 2009 , has a term of 10 years and will be extended for another 10 years automatically unless the Company files a written notice at least 3 months prior to the expiration of this agreement.

Equity Interest Transfer Agreement

The shareholder of the Auto Kaiyuan Companies agreed to transfer all of its assets to the Company and the Company has an exclusive, irrevocable and unconditional right to purchase, or cause the Company’s designated party to purchase, from such shareholder, at the Company’s sole discretion, part or all of the shareholders’ equity interests in the Auto Kaiyuan Companies when and, to the extent that, applicable PRC Laws permit the Company to own part or all of such equity interests in the Auto Kaiyuan Companies. According to the Exclusive Equity Interest Transfer Agreement, the purchase price to be paid by the Company to the shareholder of the Auto Kaiyuan Companies will be the minimum amount of consideration permitted by applicable PRC Law at the time when such share transfer occurs.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, the Auto Kaiyuan Companies and their shareholder agreed to pledge all of its equity interest and operating profits to guarantee the performance of the Auto Kaiyuan Companies in the obligation under the Equity Interest Transfer Agreement. In the event of the breach of any conditions of the Equity Interest Transfer Agreement, the Company is entitled to enforce its pledge rights over the equity interests of the Auto Kaiyuan Companies for any losses suffered from the breach.

The FASB issued guidance requiring companies to provide enhanced disclosures about an enterprise’s involvement in a VIE. This guidance also requires an enterprise to qualitatively assess the determination of the primary beneficiary of a VIE. As part of its qualitative assessment the Company has evaluated the following:

Ÿ	The sufficiency of AutoChina’s equity investments at risk to permit the Operating Companies to finance their activities without additional subordinated financial support;

Ÿ	That as a group, the holders of the equity investments at risk have:

Ÿ	The power through voting rights or similar rights to direct activities that most significantly impact the Operating Companies’ economic performance,

Ÿ	The obligation to absorb the expected losses of the Operating Companies and such obligations are not protected directly or indirectly, and

Ÿ	The right to receive the expected residual return of the Operating Companies and such rights are not capped; and

Ÿ	The voting rights of the investors are not proportional to either their obligations to absorb the expected losses of the Operating Companies, their rights to receive the expected returns of the Operating Companies, or both, and that substantially all of the Operating Companies activities do not involve or are not conducted on behalf of an investor that has disproportionately few voting rights.

Since the management contract generally represents a significant service arrangement for the Operating Companies and the associated management fees represent a significant amount of the entity’s cash flow as compared to the overall cash flow of the Operating Companies (generally 50% or more including incentives), the Management Companies’ have what is considered a variable interest in the Operating Companies. This variable interest thereby qualifies AutoChina’s Operating Companies as VIEs.

If an investment is determined to be a VIE, the Company then performs an analysis to determine if the Company is the primary beneficiary of the VIE. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary. The primary beneficiary is the party that has a controlling financial interest in an entity. In order for a party to have a controlling financial interest in an entity it must have:

Ÿ	The power to direct the activities of a VIE that most significantly impact the entity’s economic performance (“power criterion”), and

Ÿ	The obligation to absorb losses of an entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE (“losses/benefits criterion”).

As part of its qualitative assessment, AutoChina has concluded that it maintains the power criterion since the Company directs the activities that impact the underlying economics of the Operating Company. One example of such an activity is that AutoChina’s Officers, which is composed of senior employees across AutoChina’s departments, is responsible for monitoring performance and allocating resources and capital to the Operating Companies. Further, since AutoChina maintains a priority earnings position in the Operating Companies and has the ability and obligation to absorb the losses of the Operating Companies, AutoChina also meets the losses/benefits criterion.

These contractual arrangements may not be as effective in providing the Company with control over the VIEs as direct ownership. Due to its VIE structure, the Company has to rely on contractual rights to effect control and management of the VIEs, which exposes it to the risk of potential breach of contract by the shareholders of the VIEs for a number of reasons. For example, their interests as shareholders of the VIEs and the interests of the Company may conflict and the Company may fail to resolve such conflicts; the shareholders may believe that breaching the contracts will lead to greater economic benefit for them; or the shareholders may otherwise act in bad faith. If any of the foregoing were to happen, the Company may have to rely on legal or arbitral proceedings to enforce its contractual rights, including specific performance or injunctive relief, and claiming damages. Such arbitral and legal proceedings may cost substantial financial and other resources, and result in a disruption of its business, and the Company cannot assure that the outcome will be in its favor. Apart from the above risks, there are no significant judgments or assumptions regarding enforceability of the contracts.

In addition, as all of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through either arbitration or litigation in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these contractual arrangements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these contractual arrangements, it may not be able to exert effective control over the VIEs, and its ability to conduct its business may be materially and adversely affected.

None of the assets of the VIEs can be used only to settle obligations of the consolidated VIEs. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011:

	December 31,
	2013	2012

Total assets	$407,289	$237,875
Total liabilities	212,469	83,221

	Years Ended December 31,
	2013	2012	2011

Revenues	$39,675	$34,946	$118,456
Net income	4,082	4,786	27,993